TAXATION - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Effective tax rate (percentage)	26.70%	28.00%	26.60%
Profit before tax	£ 1,482	£ 1,349	£ 2,100
Applicable tax rate (percentage)	25.00%	25.00%	23.50%
Tax expense (income) at applicable tax rate	£ 371	£ 337	£ 494
Bank surcharge on profits	56	41	85
Non-deductible preference dividends paid	9	9	9
Non-deductible UK Bank Levy	11	12	10
Non-deductible conduct remediation, fines and penalties	(15)	3	13
Other non-deductible costs and non-taxable income	14	26	2
Effect of change in tax rate on deferred tax provision	0	0	2
Tax relief on dividends in respect of other equity instruments	(37)	(36)	(34)
Adjustment to prior year provisions	(13)	(14)	(22)
Tax on profit	£ 396	£ 378	£ 559